Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,347	$ 3,637
Loans to customers	72	81
Interest receivables	45	67
Other receivables	609	702
Current trade and other receivable	5,073	4,487
Of Which: Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,118	3,418
Loans to customers	51	78
Interest receivables	45	67
Other receivables	580	684
Current trade and other receivable	4,794	4,247
Of Which Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	162	151
Loans to customers	9	1
Other receivables	9	11
Current trade and other receivable	180	162
Of Which Not Impaired as of the Reporting Date and Past [member] | 30 Between and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	43	41
Loans to customers	12	1
Other receivables	7	4
Current trade and other receivable	62	46
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	18	24
Loans to customers	0	1
Other receivables	11	3
Current trade and other receivable	29	28
Of Which Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	6	4
Other receivables	2	0
Current trade and other receivable	$ 8	$ 4